Consolidated Statement of Cash Flows (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows.
Increase in asset retirement obligation	$ 1,326	$ 2,162	$ 7,374
Increase in provisions for other long-term liabilities	2,700	157	2,370
Purchase of property, plant and equipment on deferred terms			(7,864)
Additions / changes in estimates of right-of-use assets	$ 239	$ 2,603	$ 137